Schedule 1 - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 817,719	$ 128,318	¥ 1,061,962	¥ 964,476
Short-term investments	1,969,362	309,036	1,193,160
Prepaid expense and other assets	369,794		651,080
Total current assets	5,033,042	789,793	4,532,737
Non-current assets
Long-term investments	11,812	1,854	2,741	4,734	¥ 2,674
Total non-current assets	217,557	34,140	172,318
Total assets	5,250,599	823,933	4,705,055
Current liabilities
Accrued expenses and other current liabilities	498,752	78,265	595,606
Total current liabilities	1,249,145	196,018	1,271,289
Total liabilities	1,277,173	200,416	1,524,743
Mezzanine equity
Total mezzanine equity	0	0	4,837,336
Shareholders' (Deficit)/Equity:
Common stock value	134	21	41
Additional paid-in capital	7,329,420	1,150,146
Accumulated other comprehensive income/(loss)	(21,492)	(3,373)	14,956
Accumulated deficit	(3,334,636)	(523,277)	(1,672,021)
Total shareholders' (deficit)/equity	3,973,426	623,517	(1,657,024)	¥ (706,319)	¥ (300,791)
Series Pre-A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	56,185
Series A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	129,323
Series A+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	77,520
Series B convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	497,106
Series C convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	1,222,224
Series C+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	490,571
Series C++ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	388,925
Series D convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	1,975,482
Waterdrop Inc. [Member]
Current assets
Cash and cash equivalents	8,483	1,331	32,145
Short-term investments	414,921	65,110	653,609
Prepaid expense and other assets	14,993	2,353	0
Amount due from its subsidiaries and the consolidated VIEs	1,786	280	2,073
Total current assets	440,183	69,074	687,827
Non-current assets
Long-term investments	3,885,718	609,754	2,552,965
Total non-current assets	3,885,718	609,754	2,552,965
Total assets	4,325,901	678,828	3,240,792
Current liabilities
Accrued expenses and other current liabilities	3,734	586	60,480
Amount due to its subsidiaries and the consolidated VIEs	348,741	54,725	0
Total current liabilities	352,475	55,311	60,480
Total liabilities	352,475	55,311	60,480
Mezzanine equity
Total mezzanine equity	0	0	4,837,336
Shareholders' (Deficit)/Equity:
Additional paid-in capital	7,329,420	1,150,146
Accumulated other comprehensive income/(loss)	(21,492)	(3,373)	14,956
Accumulated deficit	(3,334,636)	(523,277)	(1,672,021)
Total shareholders' (deficit)/equity	3,973,426	623,517	(1,657,024)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	4,325,901	678,828	3,240,792
Waterdrop Inc. [Member] | Series Pre-A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	56,185
Waterdrop Inc. [Member] | Series A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	129,323
Waterdrop Inc. [Member] | Series A+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	77,520
Waterdrop Inc. [Member] | Series B convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	497,106
Waterdrop Inc. [Member] | Series C convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	1,222,224
Waterdrop Inc. [Member] | Series C+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	490,571
Waterdrop Inc. [Member] | Series C++ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	388,925
Waterdrop Inc. [Member] | Series D convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	1,975,482
Waterdrop Inc. [Member] | Class A ordinary shares [Member]
Shareholders' (Deficit)/Equity:
Common stock value	¥ 134	$ 21	¥ 41